Concessions and Authorizations - Schedule of Concessions and Authorizations Held (Details)	12 Months Ended
Dec. 31, 2024
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Praias de Parajuru	[1]
Concession or authorization contract	Resolution 526/2002
Expiration date	09/2032
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Volta do Rio
Concession or authorization contract	Resolution 660/2001
Expiration date	01/2031
UFV Mineirao Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract
Expiration date
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	002/1997
Expiration date	12/2045
Energy Distribution 1 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	003/1997
Expiration date	12/2045
Energy Distribution 2 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	004/1997
Expiration date	12/2045
Energy Distribution 3 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	005/1997
Expiration date	12/2045
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Gasmig
Concession or authorization contract	State Law 11,021/1993
Expiration date	01/2053
UFV Tres Marias GD Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	UFV Três Marias
Concession or authorization contract
Expiration date
UFV Advogado Eduardo Soares Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	UFV Boa Esperança	[2]
Concession or authorization contract
Expiration date
UFV Jusante Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract
Expiration date
UFVs Cemig SIM Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig SIM	[3]
Concession or authorization contract
Expiration date
National Grid [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[4]
Concession or authorization contract	006/1997
Expiration date	01/2043
Itajuba Substation [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	79/2000
Expiration date	10/2030
Furnas Pimenta [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Centroeste
Concession or authorization contract	004/2005
Expiration date	03/2035
Subestacao Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sete Lagoas
Concession or authorization contract	006/2011
Expiration date	06/2041
Governador Valadares 6 Verona Transmission line [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Centroeste
Concession or authorization contract	001/2023
Expiration date	03/2053
Theodomiro Carneiro Santiago Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997
Expiration date	05/2027
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	07/1997
Expiration date	08/2027
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sá Carvalho
Concession or authorization contract	01/2004
Expiration date	08/2026
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Rosal Energia
Concession or authorization contract	01/1997
Expiration date	12/2035
Machado Mineiro Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[6]
Concession or authorization contract	Resolution 331/2002
Expiration date	05/2027
Pch Pai Joaquim Hydro Electric Plants Member [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig PCH
Concession or authorization contract	Authorizing Resolution 377/2005
Expiration date	04/2032
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	14/2000
Expiration date	09/2037
Queimado Consortium [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	06/1997
Expiration date	06/2034
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Poço Fundo
Concession or authorization contract	01/2021
Expiration date	05/2052
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Três Marias
Concession or authorization contract	08/2016
Expiration date	01/2053
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Salto Grande
Concession or authorization contract	09/2016
Expiration date	01/2053
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Itutinga
Concession or authorization contract	10/2016
Expiration date	01/2053
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Camargos
Concession or authorization contract	11/2016
Expiration date	01/2053
Coronel Domiciano [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Sul
Concession or authorization contract	12/2016 and 13/2016
Expiration date	04/2047
Joasal Marmelos Paciencia And Piau [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Sul	[7],[8]
Concession or authorization contract	12/2016 and 13/2016
Expiration date	01/2053
Dona Rita [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	07/2050
Ervalia [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	04/2047
Neblina [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	01/2053
Peti [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	03/2047
Sinceridade [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	12/2046
Tronqueiras [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Cajuru Gafanhoto And Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Oeste
Concession or authorization contract	16/2016
Expiration date	01/2053

[1]

Refer to concessions, by means of authorization, of wind power generation in the independent production modality, trated in the scope of Program to Encourage Alternative Sources of Electricity (Programa de Incentivo às Fontes Alternativas de Energia Elétrica, or ‘Proinfa’). The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights are classified in the consolidated balance sheet as intangible assets.

[2]

On January 24, 2024, Aneel, by its Dispatch 184/2024 authorized changing the name of the Boa Esperança solar generation plant (‘UFV Boa Esperança’) to the Advogado Eduardo Soares solar generation plant (‘UFV Advogado Eduardo Soares’).

[3]

Cemig Sim, controlled by the Company, operates in provision of generation of electricity from photovoltaic solar sources to the distributed generation market. It has 100% ownership of eight photovoltaic generation plants, all located in Minas Gerais.

[4]

These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.

[5]

Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (Ambiente de Contratação Livre, or ‘ACL’).

[6]

On February 20, 2024, the Grantor (Agência Nacional de Energia Elétrica, or ‘Aneel’) transferred the authorization of the Machado Mineiro SHP (Small Hydroelectric Plant) from Horizontes Energia S.A. to Cemig GT, through Dispatch 504/2024.

[7]

On December 5, 2024 the Cemig GT held a public auction for sale, as a single lot, of the right to operate the energy generation services of four generation plants, comprising: one SHP, directly owned by Cemig GT; and three hydroelectric generation plants owned by its wholly-owned subsidiaries. More details in Note 31.

[8]	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.